Accounts Receivable - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014
Accounts Receivables [Line Items]
Customer trade receivables	$ 5,384	$ 5,777
Outstanding amount of receivables	8,000
Non Accrual [Member]
Accounts Receivables [Line Items]
Customer trade receivables	$ 300	200
Payment period of term loan	Revolving lines of credit and/or installment plans under which the payment terms exceed one year.
Outstanding amount of receivables	$ 4,100	$ 2,700